Loans Modified as Troubled Debt Restructuring within Previous Twelve Months and for which There Was Payment Default During Current Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 53,868
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	50,393
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	7,337
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	4,116
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	7,863
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	9,999
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	20,278
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	800
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 3,475